SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Depreciation Rates for Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 20 (mainly 20)
Leasehold improvements	Shorter of the term of the lease or useful life

Schedule of weighted-average assumptions for granted options
The Company used the following weighted-average assumptions for options granted to employees and directors:

	Year ended December 31,
	2018	2017	2016

Volatility	53.21%	50.7%	50.7%
Risk-free interest rate	2.9%	1.86%	1.17%
Dividend yield	0%	0%	0%
Expected life (years)	4.9	4.8	4.7